Reconciliation to Form 5500 - Reconciliation of Total Benefit Payments (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total benefit payments per the financial statements	$ (124,200,364)
Adjustment for loans in default and deemed distributions	(168,706)
Total distributions per Form 5500	$ (124,369,070)